Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2017 term:
Overnight agreements	$340,054	$334,506	$242,824	0.25%
1 to 29 days	—	—	—	—
30 to 90 days	109,300	107,238	100,000	3.99
Over 90 days	11,327	11,168	10,981	0.74
Total	$460,681	$452,912	$353,805	1.32%
December 31, 2016 term:
Overnight agreements	$295,282	$292,286	$190,915	0.15%
1 to 29 days	10,250	10,148	9,863	0.50
30 to 90 days	2,315	2,317	2,300	0.33
Over 90 days	382,304	375,060	301,907	4.01
Total	$690,151	$679,811	$504,985	2.46%